UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Boulevard
           Suite 2080
           -----------------------------------------------------

Form  13F  File  Number:  28-7476
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  (310) 473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/  Jason Kaplan                    Los Angeles, CA                   1/29/2001
-----------------                    ---------------                   ---------
  [Signature]                         [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:5
Number of Other Included Managers:                   0
                                              --------

Form  13F  Information  Table  Entry  Total:        81
                                              --------

Form  13F  Information  Table  Value  Total:  $278,752
                                              --------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
AT&T                           COM              001957109      278   16065 SH       Sole                 0      0  15365
Abbott Laboratories            COM              002824100     1318   27200 SH       Sole                 0      0  27200
Advanced Micro Devices         COM              007903107      634   45900 SH       Sole             25000      0  20900
Alcoa                          COM              013817101     1377   41100 SH       Sole             17000      0  24100
American Express               COM              025816109     1210   22020 SH       Sole                 0      0  22020
American Home Products         COM              026609107     4391   69100 SH       Sole             10000  30000  29100
American Int'l Group           COM              026874107    14628  148413 SH       Sole                 0   2775 144938
Applera Corp-Applied Biosytems COM              038020103     1703   18100 SH       Sole                 0      0  18100
Applera Corp-Celera Genomics   COM              038020202     8623  239944 SH       Sole             16000  64400 158944
Applied Materials              COM              038222105      244    6400 SH       Sole                 0      0   6400
Armor Holdings Inc.            COM              042260109     8242  472640 SH       Sole                 0   8700 463340
BEA Systems                    COM              073325102      350    5200 SH       Sole                 0      0   5200
BP Amoco PLC - Spons ADR       COM              055622104      733   15311 SH       Sole                 0      0  15311
BankAmerica Corp               COM              060505104     3219   70163 SH       Sole             10000  44000  16163
Boeing                         COM              097023105      799   12100 SH       Sole                 0      0  12100
Bristol-Myers Squibb           COM              110122108     5018   67866 SH       Sole                 0      0  67866
C.I.T. Group Inc- A            COM              125577106      865   43000 SH       Sole             30000      0  13000
Charles Schwab                 COM              808513105     5599  197311 SH       Sole                 0   3250 193461
Chase Manhattan                COM              16161A108     3562   78400 SH       Sole             12000  42000  24400
Chevron                        COM              166751107      692    8196 SH       Sole                 0      0   8196
Cisco Systems                  COM              17275R102    11884  310689 SH       Sole                 0   2100 307589
Citigroup                      COM              172967101     9065  177524 SH       Sole              8900  21000 146424
Clorox Corp                    COM              189054109      781   22000 SH       Sole                 0      0  22000
Coca Cola                      COM              191216100     1335   21904 SH       Sole                 0      0  21204
Comcast -Spec. CL A            COM              200300200     9511  227810 SH       Sole                 0   3150 223160
Conseco Inc.                   COM              208464107      132   10000 SH       Sole                 0      0  10000
Deere                          COM              244199105      509   11118 SH       Sole                 0      0  11118
Disney Walt                    COM              254687106     2289   79108 SH       Sole                 0      0  79108
Dow Chemical                   COM              260543103      386   10527 SH       Sole                 0      0  10527
Du Pont                        COM              263534109      227    4700 SH       Sole                 0      0   4700
EMC Corp-Mass                  COM              268648102       13     200 SH       Sole                 0      0    200
Eaton Corp.                    COM              278058102     2639   35100 SH       Sole              5500  25000   4600
Emerson Electric               COM              291011104      633    8026 SH       Sole                 0      0   8026
Enron                          COM              293561106      443    5328 SH       Sole                 0      0   5328
Exxon Mobil                    COM              30231g102     7838   90156 SH       Sole                 0      0  89756
Federal National Mortgage Asso COM              313586109      260    3000 SH       Sole                 0      0   3000
General Electric               COM              369604103    20818  434275 SH       Sole             13000  17400 402675
General Mills                  COM              370334104      428    9600 SH       Sole                 0      0   9600
General Motors                 COM              370442105     5545  108852 SH       Sole             11000   2000  95252
Gillette                       COM              375766102      914   25300 SH       Sole                 0      0  25300
Glaxo Wellcome Plc-Sponsored A COM              37733W105      291    5200 SH       Sole                 0      0   5200
Hewlett Packard Co             COM              428236103     5350  169510 SH       Sole              4000  23100 141210
Home Depot                     COM              437076102     8515  186376 SH       Sole                 0   1650 183726
Intel                          COM              458140100     7965  264955 SH       Sole             11600   2420 249835
International Business Machine COM              459200101     1841   21656 SH       Sole                 0      0  21156
JP Morgan                      COM              616880100    12363   74700 SH       Sole                 0   1400  72950
Johnson & Johnson              COM              478160104     5376   51172 SH       Sole              5000  20000  25772
Johnson Controls Inc           COM              478366107     2158   41500 SH       Sole              8900  21000  11600
Lilly Eli                      COM              532457108      391    4200 SH       Sole                 0      0   4200
Loews                          COM              540424108     1001    9670 SH       Sole                 0      0   9670
Lucent Technologies            COM              549463107      753   55768 SH       Sole             13000      0  42768
Lynx Therapeutics Inc.         COM              551812308     1139  126500 SH       Sole             20000  80000  26500
McDonalds                      COM              580135101     2244   66000 SH       Sole             13000      0  53000
Merck                          COM              589331107    23628  252373 SH       Sole              8500  22000 221073
Microsoft                      COM              594918104     3284   75702 SH       Sole                 0      0  75502
Minnesota Mining & Manufacturi COM              604059105    14602  121175 SH       Sole              6700  21200  92675
Motorola                       COM              620076109      547   27033 SH       Sole                 0      0  27033
NASDAQ - 100 Shares            COM              631100104     1109   19000 SH       Sole             15000      0   4000
Navistar International         COM              63934E108      898   34300 SH       Sole             14600      0  19700
Netspeak Corp.                 COM              64115D109      861  551100 SH       Sole             71000 187400 291700
Nextel Communications          COM              65332V103     5045  203840 SH       Sole              4000   2300 196140
Pepsico                        COM              713448108      867   17500 SH       Sole                 0      0  17500
Pfizer                         COM              717081103     4386   95355 SH       Sole                 0      0  94555
Pharmacia Corp                 COM              71713u102     3337   54700 SH       Sole              8900  25000  20800
Pharmacopeia Inc.              COM              71713b104     2539  116400 SH       Sole             15000  80000  21400
Philip Morris                  COM              718154107     1655   37604 SH       Sole                 0      0  37604
Procter & Gamble               COM              742718109      329    4200 SH       Sole                 0      0   4200
Royal Dutch Petroleum          COM              780257804      501    8272 SH       Sole                 0      0   8272
SBC Communications             COM              78387G103      715   14970 SH       Sole                 0      0  14970
Schering Plough                COM              806605101     1324   23328 SH       Sole                 0      0  23328
Sealed Air New                 COM              81211K100      482   15800 SH       Sole                 0      0  15800
Sun Microsystems               COM              866810104      262    9400 SH       Sole                 0      0   9400
Sysco                          COM              871829107      327   10890 SH       Sole                 0      0  10890
Texaco                         COM              881694103      243    3918 SH       Sole                 0      0   3918
Texas Instruments              COM              882508104     3051   64400 SH       Sole             13000  30000  21400
Time Warner                    COM              887315109      217    4150 SH       Sole                 0      0   3850
United Technologies            COM              913017109    14217  180820 SH       Sole             10000  31750 138270
Value Line Inc.                COM              920437100     3944  114125 SH       Sole                 0   1200 112625
Verizon Communications         COM              92343v104      539   10750 SH       Sole                 0      0  10750
Viacom Class B                 COM              925524308      705   15075 SH       Sole                 0      0  15075
Wal-Mart Stores                COM              931142103      616   11600 SH       Sole                 0      0  11600